LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Narrative (Details) $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Future landfill post-closure assets	$ 26.1	$ 22.9
Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of property and equipment (inclusive of infrastructure and depreciation difference between risk free discount rate considered for ARO)	$ 7.8	$ 54.9
Discount rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	3.28	1.60
Discount rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	3.97	1.90
Inflation rate | CANADA | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	2.38	1.78
Inflation rate | UNITED STATES | Landfill closure and post-closure obligations
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, liabilities	2.63	2.09